Operating lease liabilities (Supplemental Cash Flow Information) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	¥ 294,383	¥ 362,289	¥ 432,477
Right-of-use assets obtained in exchange for lease liabilities:
Operating leases	¥ 103,930	¥ 122,728	¥ 429,788